INCOME TAXES (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 189,760	$ 27,600	¥ 14,121	¥ 43,995
Non-PRC	24,439	3,554	(14,797)	39,050
Income/(loss) before income tax expense	¥ 214,199	$ 31,154	¥ (676)	¥ 83,045